SHARE-BASED COMPENSATION (Details 3)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Expected volatility	50.00%	50.00%	50.00%	50.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	0.90%	0.90%	0.90%	0.90%
Expected term in years	8 months 26 days	7 months 6 days	8 months 26 days	7 months 6 days
Stock Option [Member]
Expected volatility	50.00%	50.00%	50.00%	50.00%	50.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	1.10%	2.20%	0.90%	2.20%	0.95%
Expected term in years	4 years 3 months	4 years 1 month 13 days	4 years 3 months	4 years 1 month 20 days	6 years